Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 21 — Subsequent events

On January 6, 2026, the Company adopted a share option plan (the “2026 Plan”) to promote the success of the Company and to enhance shareholders’ value by providing additional means, through the grant of awards, to attract, motivate, retain and reward selected employees and other eligible persons and to enhance the alignment of the interests of the selected participants with the interests of the Company’s shareholders. Pursuant to the 2026 Plan, up to 151,428 Class A ordinary shares and 239,098 Class B ordinary shares will be issued. As of this annal report filing date, 150,000 Class A ordinary shares have been granted to five employees.

The Group evaluated all events and transactions that occurred after December 31, 2025 up through the date the Group issued these consolidated financial statements, Other than the events disclosed above, no other subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.